Fair Value Measurement - Additional Information (Details)	12 Months Ended
Dec. 31, 2016 broker
Fair Value Disclosures [Abstract]
Securities, number of major inter-dealer brokers	3
Percentage of securities valued with reasonable levels of price transparency	99.00%
Period overdrafts are typically repaid	2 days